Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales [Abstract]
Schedule of cost of sales

Figures in million – SA rand	Notes	2024	2023	2022
Salaries and wages		(31,380)	(30,591)	(26,544)
Consumable stores	23	(24,685)	(25,778)	(21,929)
Utilities		(11,556)	(11,029)	(8,465)
Mine contracts		(7,109)	(8,005)	(6,502)
Recycling[1]		(13,280)	(12,711)	(30,993)
Other		(15,617)	(10,779)	(6,745)
Ore reserve development costs capitalised		7,229	9,137	6,641
Cost of sales, before amortisation and depreciation[2]		(96,398)	(89,756)	(94,537)
Amortisation and depreciation	14,15,17	(8,810)	(10,012)	(7,087)
Total cost of sales		(105,208)	(99,768)	(101,624)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2024 is total write-down of inventory to net realisable value amounting to
R4,784 million (2023: R1,694 million and 2022: R111 million. The write-down for mainly relates to PGM in process and PGM finished goods of R3,843 million (2023:
R1,179 million) and R844 million (2023: R423 million), respectively, as a result of the lower commodity price environment. The write-down in 2022 related to consumable stores